Income (loss) Per Share	12 Months Ended
Dec. 31, 2020
Income (Loss) Per Share [abstract]
INCOME (LOSS) PER SHARE

Note 23: - Income (loss) Per Share

a.	Details of the number of shares and income (loss) used in the computation of income (loss) per share

	Year Ended December 31,
	2020		2019		2018
	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Loss Attributed to equity holders of the Company
		U.S. Dollars in thousands		U.S. Dollars in thousands		U.S. Dollars in thousands
For the computation of basic income (loss)	44,140,771	$17,140	40,320,888	$22,251	40,275,374	$22,296
Effect of potential dilutive ordinary shares	449,107	-	260,739	-	170,043	-

For the computation of diluted income (loss)	44,589,878	$17,140	40,581,627	$22,251	40,445,417	$22,296

b.	The computation of the diluted income per share for the years ending December 31, 2020, 2019 and 2018 took into account the options and RSs due to their dilutive effect.